Income Taxes (Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus	2014
Income tax provision at the statutory rate	$ 43,768	$ 30,694	$ 20,862
State income taxes, net of federal benefit	4,674	3,807	2,357
Permanent difference – non deductible items	1,608	1,592	1,681
Other	1,507	465	1,242
Total	$ 51,557	$ 36,558	$ 26,142